Quarterly Holdings Report
for
Fidelity® Growth Strategies Fund
August 31, 2025
FEG-NPRT3-1025
1.805759.121
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
DroneShield Ltd (a)(b)	4,737,967	10,193,015
CANADA - 0.2%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (a)	165,213	9,891,006
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Birkenstock Holding Plc (a)	170,400	8,882,952
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	7,300	430,918
ISRAEL - 0.4%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	4,400	195,360
Information Technology - 0.4%
Software - 0.4%
Cellebrite DI Ltd (a)	1,112,000	18,236,800
TOTAL ISRAEL		18,432,160
KOREA (SOUTH) - 0.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Coupang Inc Class A (a)	1,376,960	39,353,517
UNITED KINGDOM - 2.2%
Consumer Discretionary - 1.9%
Hotels, Restaurants & Leisure - 1.9%
Flutter Entertainment PLC (a)	243,700	74,857,329
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	350,427	12,881,697
TOTAL UNITED KINGDOM		87,739,026
UNITED STATES - 95.8%
Communication Services - 5.2%
Diversified Telecommunication Services - 0.3%
AST SpaceMobile Inc Class A (a)(c)	225,100	11,016,394
Entertainment - 3.5%
IMAX Corp (a)	481,100	13,740,215
Live Nation Entertainment Inc (a)	166,948	27,795,173
ROBLOX Corp Class A (a)	823,420	102,589,898
		144,125,286
Interactive Media & Services - 0.8%
Reddit Inc Class A (a)	158,420	35,657,174
Media - 0.6%
Trade Desk Inc (The) Class A (a)	481,864	26,338,686
TOTAL COMMUNICATION SERVICES		217,137,540

Consumer Discretionary - 15.4%
Diversified Consumer Services - 0.5%
Duolingo Inc Class A (a)	70,063	20,868,965
Hotels, Restaurants & Leisure - 10.2%
Brinker International Inc (a)	60,600	9,452,388
Carnival Corp (a)	1,027,280	32,759,959
Cava Group Inc (a)	129,600	8,754,480
Cheesecake Factory Inc/The	159,600	9,809,016
DraftKings Inc Class A (a)	4,400	211,112
Dutch Bros Inc Class A (a)	707,920	50,849,894
First Watch Restaurant Group Inc (a)(c)	712,800	13,429,152
Hilton Worldwide Holdings Inc	306,941	84,734,132
Royal Caribbean Cruises Ltd	355,775	129,224,597
Sportradar Holding AG Class A (a)(c)	715,510	22,137,879
Texas Roadhouse Inc	193,075	33,315,091
Wingstop Inc (c)	51,300	16,832,556
Wyndham Hotels & Resorts Inc	158,619	13,737,992
		425,248,248
Household Durables - 2.1%
SharkNinja Inc (a)	242,980	28,418,940
Somnigroup International Inc	726,270	60,970,367
		89,389,307
Specialty Retail - 2.3%
Carvana Co Class A (a)	118,200	43,960,944
Chewy Inc Class A (a)	666,640	27,305,574
O'Reilly Automotive Inc (a)	74,900	7,765,632
Tractor Supply Co	261,700	16,162,592
Wayfair Inc Class A (a)	3,700	276,020
		95,470,762
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp (a)	60,594	7,248,860
VF Corp	467,200	7,068,736
		14,317,596
TOTAL CONSUMER DISCRETIONARY		645,294,878

Consumer Staples - 3.5%
Beverages - 0.7%
Celsius Holdings Inc (a)	444,020	27,919,978
Consumer Staples Distribution & Retail - 2.6%
Casey's General Stores Inc	76,805	37,981,609
Performance Food Group Co (a)	278,170	28,206,438
Sprouts Farmers Market Inc (a)	176,840	24,853,094
US Foods Holding Corp (a)	239,000	18,546,399
		109,587,540
Personal Care Products - 0.2%
elf Beauty Inc (a)	62,600	7,825,000
TOTAL CONSUMER STAPLES		145,332,518

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy Inc	105,338	25,472,835
Targa Resources Corp	158,600	26,606,736
Texas Pacific Land Corp (c)	5,900	5,507,532
		57,587,103
Financials - 10.6%
Capital Markets - 6.9%
Ameriprise Financial Inc	108,317	55,762,675
Ares Management Corp Class A	296,137	53,067,750
Blue Owl Capital Inc Class A (c)	1,917,820	35,518,026
Coinbase Global Inc Class A (a)	52,200	15,896,988
Jefferies Financial Group Inc	198,700	12,885,695
LPL Financial Holdings Inc	66,560	24,259,789
MSCI Inc	60,239	34,198,885
Robinhood Markets Inc Class A (a)	392,600	40,842,178
Tradeweb Markets Inc Class A	122,500	15,111,600
		287,543,586
Consumer Finance - 0.4%
SoFi Technologies Inc Class A (a)	706,300	18,038,902
Financial Services - 2.0%
Affirm Holdings Inc Class A (a)	358,838	31,742,809
Apollo Global Management Inc	116,342	15,849,271
Block Inc Class A (a)	169,200	13,475,088
Corpay Inc (a)	400	130,268
Toast Inc Class A (a)	514,700	23,212,970
		84,410,406
Insurance - 1.3%
Arthur J Gallagher & Co	49,641	15,028,813
Brown & Brown Inc	151,500	14,687,925
Kinsale Capital Group Inc (c)	53,900	24,656,555
		54,373,293
TOTAL FINANCIALS		444,366,187

Health Care - 7.7%
Biotechnology - 2.8%
Alnylam Pharmaceuticals Inc (a)	170,560	76,156,747
Natera Inc (a)	208,753	35,122,692
Neurocrine Biosciences Inc (a)	44,300	6,184,280
		117,463,719
Health Care Equipment & Supplies - 1.2%
Dexcom Inc (a)	161,134	12,139,836
Insulet Corp (a)	86,200	29,297,656
Penumbra Inc (a)	2,626	715,952
TransMedics Group Inc (a)	91,900	10,564,824
		52,718,268
Health Care Providers & Services - 2.4%
Cardinal Health Inc	230,145	34,240,973
Cencora Inc	232,566	67,818,571
		102,059,544
Health Care Technology - 1.3%
Doximity Inc Class A (a)	170,867	11,608,704
Veeva Systems Inc Class A (a)	154,056	41,471,875
		53,080,579
TOTAL HEALTH CARE		325,322,110

Industrials - 31.6%
Aerospace & Defense - 11.8%
ATI Inc (a)	392,200	30,411,188
Axon Enterprise Inc (a)	200,410	149,764,389
Firefly Aerospace Inc (a)	13,200	598,884
HEICO Corp Class A	184,400	45,179,844
Howmet Aerospace Inc	916,415	159,547,852
Karman Holdings Inc (c)	241,800	12,914,538
Leonardo DRS Inc	488,800	20,363,408
Loar Holdings Inc (a)	3,300	233,177
Rocket Lab Corp (c)	605,600	29,432,160
StandardAero Inc	44,400	1,176,156
TransDigm Group Inc	33,100	46,302,928
		495,924,524
Building Products - 1.6%
AAON Inc (c)	234,794	19,476,162
Lennox International Inc	44,630	24,897,292
Trane Technologies PLC	53,268	22,138,181
		66,511,635
Commercial Services & Supplies - 2.5%
Cintas Corp	173,064	36,348,632
GEO Group Inc/The (a)	487,600	10,112,824
GFL Environmental Inc Subordinate Voting Shares (United States)	334,000	16,713,360
Veralto Corp	76,600	8,134,154
VSE Corp (c)	208,500	33,860,400
		105,169,370
Construction & Engineering - 7.7%
API Group Corp (a)	552,900	19,727,472
Comfort Systems USA Inc	86,220	60,645,424
Construction Partners Inc Class A (a)	442,500	53,055,750
EMCOR Group Inc	68,800	42,656,000
Fluor Corp (a)	387,700	15,903,453
Granite Construction Inc	209,400	22,562,850
MasTec Inc (a)	157,100	28,543,499
Quanta Services Inc	83,180	31,438,713
Sterling Infrastructure Inc (a)	172,800	48,129,984
		322,663,145
Electrical Equipment - 1.6%
GE Vernova Inc	10,000	6,129,700
nVent Electric PLC	234,787	21,222,397
Vertiv Holdings Co Class A	317,440	40,489,472
		67,841,569
Ground Transportation - 0.8%
Old Dominion Freight Line Inc	66,100	9,979,117
XPO Inc (a)	186,300	24,163,110
		34,142,227
Machinery - 1.5%
Federal Signal Corp	182,900	22,494,871
RBC Bearings Inc (a)	68,900	26,868,244
Westinghouse Air Brake Technologies Corp	71,200	13,777,200
		63,140,315
Trading Companies & Distributors - 4.1%
Core & Main Inc Class A (a)	429,900	27,823,128
Fastenal Co	1,169,300	58,067,438
United Rentals Inc	23,500	22,473,990
WW Grainger Inc	63,673	64,532,586
		172,897,142
TOTAL INDUSTRIALS		1,328,289,927

Information Technology - 14.8%
Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp Class A	196,322	21,371,613
Coherent Corp (a)	314,200	28,425,674
OSI Systems Inc (a)	85,100	19,577,255
Vontier Corp	476,500	20,446,615
		89,821,157
IT Services - 2.6%
Cloudflare Inc Class A (a)	353,820	73,845,772
Gartner Inc (a)	87,300	21,928,887
GoDaddy Inc Class A (a)	83,550	12,391,301
		108,165,960
Semiconductors & Semiconductor Equipment - 1.7%
Astera Labs Inc (a)	163,500	29,789,700
Monolithic Power Systems Inc	42,700	35,686,952
Onto Innovation Inc (a)	64,800	6,868,800
		72,345,452
Software - 8.0%
Appfolio Inc Class A (a)	49,100	13,619,358
AppLovin Corp Class A (a)	55,630	26,623,962
Cadence Design Systems Inc (a)	35,223	12,343,196
Datadog Inc Class A (a)	269,100	36,780,588
Fair Isaac Corp (a)	52,519	79,915,011
Figma Inc Class A	10,400	730,912
Guidewire Software Inc (a)	108,030	23,444,671
HubSpot Inc (a)	52,100	25,173,157
Manhattan Associates Inc (a)	138,200	29,773,808
Monday.com Ltd (a)	46,100	8,897,300
Onestream Inc Class A (a)(c)	4,000	83,160
Palantir Technologies Inc Class A (a)	108,500	17,003,035
Synopsys Inc (a)	19,418	11,719,151
Tyler Technologies Inc (a)	34,100	19,194,208
Zscaler Inc (a)	95,740	26,524,767
		331,826,284
Technology Hardware, Storage & Peripherals - 0.4%
Pure Storage Inc Class A (a)	136,096	10,562,411
Super Micro Computer Inc (a)(c)	190,600	7,917,523
		18,479,934
TOTAL INFORMATION TECHNOLOGY		620,638,787

Materials - 1.6%
Construction Materials - 1.2%
CRH PLC	204,400	23,086,980
Vulcan Materials Co	92,730	26,999,267
		50,086,247
Metals & Mining - 0.4%
Carpenter Technology Corp	68,840	16,582,179
TOTAL MATERIALS		66,668,426

Real Estate - 1.0%
Health Care REITs - 0.6%
Welltower Inc	158,300	26,638,724
Specialized REITs - 0.4%
Iron Mountain Inc	167,664	15,480,417
TOTAL REAL ESTATE		42,119,141

Utilities - 3.0%
Electric Utilities - 1.1%
NRG Energy Inc	309,750	45,087,210
Independent Power and Renewable Electricity Producers - 1.9%
Talen Energy Corp (a)	29,900	11,329,708
Vistra Corp	369,580	69,891,274
		81,220,982
TOTAL UTILITIES		126,308,192

TOTAL UNITED STATES		4,019,064,809
TOTAL COMMON STOCKS (Cost $3,145,406,679)		4,193,987,403

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.36	7,714,790	7,716,333
Fidelity Securities Lending Cash Central Fund (d)(e)	4.36	101,251,771	101,261,897
TOTAL MONEY MARKET FUNDS (Cost $108,978,230)			108,978,230

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $3,254,384,909)	4,302,965,633
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(104,132,761)
NET ASSETS - 100.0%	4,198,832,872

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,193,015 or 0.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $25,914,588.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	17,942,206	747,733,446	757,959,319	699,997	-	-	7,716,333	7,714,790	0.0%
Fidelity Securities Lending Cash Central Fund	77,154,473	546,374,616	522,267,192	33,907	-	-	101,261,897	101,251,771	0.4%
Total	95,096,679	1,294,108,062	1,280,226,511	733,904	-	-	108,978,230

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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